STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance beginning at Aug. 31, 2010		$ 236,703	$ 1,220,391	$ (1,422,634)	$ 34,460
Balance beginning, shares at Aug. 31, 2010		23,670,260
Shares issued for prior year compensation		3,610	(3,610)
Shares issued for prior year compensation, shares		361,000			10,208,750
Shares issued for cash		103,401	20,665,536		20,768,937
Shares issued for cash, shares		10,340,000
Shares issued for services		2,250	1,178,796		1,181,046
Shares issued for services, shares		225,000
Common stock options issued to officers and directors			3,412,059		3,412,059
Cash paid for placement fees			(1,655,150)		(1,655,150)
Net loss				(7,020,114)	(7,020,114)
Balance ending at Aug. 31, 2011		345,964	24,818,022	8,442,748	16,721,238
Balance ending, shares at Aug. 31, 2011		34,596,260			34,596,260
Shares issued for prior year compensation					1,103,124
Shares issued for prior year compensation, shares					1,943,749
Shares issued for cash		19,437	1,083,687		1,103,124
Shares issued for cash, shares		1,943,749
Shares issued for services		100	19,100		19,200
Shares issued for services, shares		10,000
Common stock options issued to officers and directors			3,341,875		3,341,875
Net loss				(14,374,600)	(14,374,600)
Balance ending at Aug. 31, 2012		$ 365,501	$ 29,262,684	$ (22,817,348)	$ 6,810,837
Balance ending, shares at Aug. 31, 2012		36,550,009			36,550,009